Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 28, 2010
MFS Conservative Allocation Fund (Prospectus Summary): | MFS Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Conservative Allocation Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund,

MFS® Moderate Allocation Fund,

MFS® Growth Allocation Fund, and

MFS® Aggressive Growth Allocation Fund

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Conservative Allocation Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As of August 26, 2011, the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	60%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	10%
MFS Limited Maturity Fund	10%
MFS Research Bond Fund	17%
Specialty Funds:	4%
MFS Absolute Return Fund	2%
MFS Commodity Strategy Fund	1%
MFS Global Real Estate Fund	1%
International Stock Funds:	8%
MFS International Growth Fund	2%
MFS International Value Fund	2%
MFS Research International Fund	4%
U.S. Stock Funds:	28%
MFS Growth Fund	6%
MFS Mid Cap Growth Fund	4%
MFS Mid Cap Value Fund	4%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	6%
MFS Value Fund	6%

MFS Conservative Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACFX
MFS Conservative Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACJX
MFS Conservative Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECLAX
MFS Conservative Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBCAX
MFS Conservative Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECACX
MFS Conservative Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACBX
MFS Conservative Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACVX
MFS Conservative Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACIX
MFS Conservative Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACKX
MFS Conservative Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCARX
MFS Conservative Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACNX